Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions	12 Months Ended
Dec. 31, 2020
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Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions
19. PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS
Details of balances and transactions between the Group and its subsidiaries were eliminated and are not included in this note. The balances between the Group and related parties as of December 31, 2020 and 2019 are as follows:

	2020	2019
Related parties:
InterCement Brasil S.A.
Accounts Payable	(88,108)	(77,661)
InterCement Trading e Inversiones S.A.
Other receivables	212,605	121,729
Accounts Payable	(19,255)	(17,000)
InterCement Portugal S.A.
Accounts Payable	—	(462,573)
Caue Austria Holding GmbH
Other receivables	—	18,368
Intercement Participações S.A.
Other receivables	46,034	8
Accounts Payable	(179,178)	—
The total of related party balances per item as of December 31, 2020 and 2019 is as follows:

	2020	2019
Other receivables	258,639	140,105
Accounts Payable	(286,541)	(557,234)

The amounts outstanding as of 2019 and 2018 are not secured and shall be settled in cash. No guarantees have been granted or received over outstanding balances.
The transactions between the Group and related parties during the fiscal years ended December 31, 2020, 2019 and 2018, respectively, are detailed as follows:

	2020	2019	2018
InterCement Brasil S.A. – purchases of goods and services	(131)	(15,162)	(162,993)
InterCement Trading e Inversiones S.A. – services provided	47,147	110,628	100,334
InterCement Portugal S.A. – services received	(228,921)	(439,972)	(480,832)
Intercement Participações S.A. – services received	(213,919)	—	—
Intercement Participações S.A. – services provided	47,134	—	—
Sacopor S.A. – purchases of goods and services	—	—	551
InterCement Trading e Inversiones S.A. – purchases of goods and services	—	—	(123,437)
The amount charged to income as fixed and variable remuneration for key management personnel of the Group was 214,173, 268,369 and 165,209 during the fiscal years ended December 31, 2020, 2019 and 2018, respectively. Additionally, 22,490 and 20,448 have been accrued as long-term incentive program, during the fiscal years ended December 31, 2020 and 2019 (Note 3.17).
No expenditure has been recognized in this or previous fiscal years in respect of bad or doubtful accounts related to amounts owed by related parties.
During this year, the Company made a capital contribution to Ferrosur Roca S.A. for 2,018,956 through Cofesur S.A.U.. Taking into account the conditions contained in the by-laws
and the concession contract, Cofesur S.A.U. paid in 100% of such capital contribution, but subscribed in its favor only 80% of the issued shares. The rest of the shares were issued in favor of the holders of Class A and Class B shares, which resulted in a loss for the Company of 403,791, as recorded in the statement of profit or loss and other comprehensive income, within income (loss) from interest in companies.
The Annual Shareholders’ Meeting of the Company held on September 30, 2020 approved the distribution of dividends for a total of 2,671,850.